Notes Payable and Subordinated Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt
Notes Payable is comprised of the following as of December 31, 2016:

Note	Maturity Date	Effective Annual Interest Rate	Carrying Value as of December 31, 2016 (a)
Evercore Inc. 4.88% Series A Senior Notes	3/30/2021	5.16%	$37,597
Evercore Inc. 5.23% Series B Senior Notes	3/30/2023	5.44%	66,254
Evercore Inc. 5.48% Series C Senior Notes	3/30/2026	5.64%	47,445
Evercore Inc. 5.58% Series D Senior Notes	3/30/2028	5.72%	16,801
Total			$168,097
(a) Carrying value has been adjusted to reflect the presentation of debt issuance costs as a direct reduction from the related liability.

Schedule Of Future Payments On Notes Payable And Subordinated Borrowings
As of December 31, 2016, the future payments required on the Notes Payable and Subordinated Borrowings, including principal and interest were as follows:

2017	$9,847
2018	9,847
2019	26,250
2020	8,937
2021	46,010
Thereafter	155,261
Total	$256,152